Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 30, 2024
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2024